Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net of allowances (in Dollars)	$ 184,344	$ 171,444	$ 311,610
Unbilled revenue (in Dollars)	4,786	7,845	99,916
Property and equipment, net of accumulated depreciation (in Dollars)	794,507	732,804	477,763
Intangible assets, net of accumulated amortization (in Dollars)	1,604,418	1,481,907	2,350,059
Current portion of loans payable, net of debt discount (in Dollars)	$ 47,053	$ 46,969	$ 96,552
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	1,004,605	970,319	959,508
Common stock, shares outstanding	1,004,605	970,319	959,508
Convertible Debt
Current portion of convertible debentures, net of debt discount (in Dollars)	$ 129,197	$ 58,459	$ 614,556
Convertible debentures, net of current portion, net of debt discount (in Dollars)		0	464,839
Related Party
Current portion of loans payable to related parties, net of debt discount (in Dollars)		0	10,968
Loans payable to related parties, net of current portion, net of debt discount (in Dollars)		$ 0	$ 25,297
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 3,500	$ 3,500	$ 3,500
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series D Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 10,000	$ 10,000	$ 10,000
Preferred stock, shares authorized	1,590	1,590	1,590
Preferred stock, shares issued	943	943	943
Preferred stock, shares outstanding	943	943	943
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 10,000	$ 10,000	$ 10,000
Preferred stock, shares authorized	650	650	650
Preferred stock, shares issued	311	311	311
Preferred stock, shares outstanding	311	311	311
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized	120	120
Preferred stock, shares issued	90	0
Preferred stock, shares outstanding	90	0